Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
IFRS Statement [Line Items]
Schedule of Cash and cash equivalents

	2020	2019
Banks	4,215,518	5,813,306
Short–term investments (1)	866,606	1,262,105
Cash	184	347
	5,082,308	7,075,758

(1)During the second quarter of 2020, resources were invested in funds in dollars as part of the issuance and placement of external public debt bonds carried out by Ecopetrol in April.

Credit quality of issuers of investments [Member]
IFRS Statement [Line Items]
Schedule of other financial assets measured at fair value through profit or loss

The following table reflects the credit quality of issuers of investments included in cash and cash equivalents:

Rating	2020	2019
AAA	2,578,090	3,851,656
F1+	1,286,310	244,547
A-1	851,394	1,244,462
F1	207,773	—
BRC1+	99,923	673,342
AAAf	28,552	—
F3	12,184	—
A	4,319	167,404
BRC1	2,336	—
AAAmmf	2,162	—
Aaa	1,431	—
AA	546	229,473
BBB	121	569,514
AA-	22	—
A-2	—	89,996
BB	—	43
Baa2	—	10
Other	7,145	5,311
	5,082,308	7,075,758